SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSOn December 16, 2019, Equinox Gold Corp. ("Equinox") and Leagold jointly announced that the companies had entered into a definitive agreement to combine in an at-market merger. Pursuant to the transaction, Leagold shareholders will receive 0.331 of an Equinox share for each Leagold share held. At closing, existing Equinox and Leagold shareholders will own approximately 55% and 45% of the merged company, respectively, on an issued share basis, with Yamana owning approximately 9% of the combined company. The combined company will continue as Equinox Gold under the ticker symbol “EQX” on both the Toronto Stock Exchange and the NYSE American Stock Exchange. On January 28, 2020, both Leagold and Equinox held special meetings at which shareholders of both companies approved the transaction. The transaction is expected to close in February 2020, subject to regulatory approvals, including approvals from the TSX, the NYSE-A and other customary conditions.